Preferred and Common Shares and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Preferred and Common Shares and Additional Paid-in Capital

9.               Preferred and Common Shares and Additional Paid-in Capital:

Details of the Company’s preferred shares and common shares are discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report.

During the six-month period ended June 30, 2023, the Company issued 450,000 common shares pursuant to its Performance Incentive Program discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report.

In 2023 and until May 16, 2023 when the new Share Repurchase Program, discussed below, was adopted, the Company repurchased 531,223 shares under the previous authorized share repurchase program in open market transactions at an average price of $20.98 per share, for an aggregate consideration of $11,159 including commissions.

On May 16, 2023, the Company’s Board of Directors cancelled the previous share repurchase program under which $8,549 was still outstanding to be repurchased and authorized a new share repurchase program of up to an aggregate of $50,000 (together with the previous authorized share repurchase program “Share Repurchase Program”). The timing and amount of any repurchases will be in the sole discretion of the Company’s management team, and will depend on legal requirements, market conditions, share price, alternative uses of capital and other factors. The Company is not obligated under the terms of the Share Repurchase Program to repurchase any of its common shares. The Share Repurchase Program has no expiration date and may be suspended or terminated by the Company’s Board of Directors at any time without prior notice. Common shares purchased as part of this program will be cancelled by the Company.

9.        Preferred and Common Shares and Additional Paid-in Capital - continued:

In June 2023, under the Share Repurchase Program, the Company repurchased 107,349 common shares in open market transactions at an average price of $17.65 per share for an aggregate consideration of $1,897 including commissions. All the repurchased shares in 2023 under the Share Repurchase Program described above were cancelled and removed from the Company’s share capital as of June 30, 2023.

Pursuant to its dividend policy, during the six-month period ended June 30, 2023, the Company declared and paid a cash dividend of $98,196 or $0.95 per common share.